Registration No. 333-100911

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS PREMIER NEW LEADERS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement.

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-100911), filed on October 31, 2002, as amended November 8, 2002.

This Post-Effective Amendment is being filed solely for the purpose to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

DREYFUS PREMIER NEW LEADERS FUND, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed April 25, 1997.

Item 16	Exhibits. All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File No. 2-88816) (the "Registration Statement") unless otherwise noted.

(1)(a)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 15 to the Registration Statement, filed on April 25, 1996.

(1)(b)	Articles of Amendment are incorporated by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 24 to the Registration Statement, filed on September 27, 2002.

(1)(c)	Articles Supplementary are incorporated by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 24 to the Registration Statement, filed on September 27, 2002.

(2)	Registrant's By-Laws, as amended, are incorporated by reference to exhibit (b) of Post-Effective Amendment No. 21 to the Registration Statement, filed on April 25, 2002.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement dated August 24, 1994 is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 13 to the Registration Statement, filed on March 1, 1995.

(7)(a)	Distribution Agreement dated March 22, 2000 is incorporated by reference to Exhibit 23(e) of Post Effective Amendment No. 22 to the Registration Statement, filed on April 25, 2001.

(7)(b)	Forms of Service Agreement are incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 24 to the Registration Statement, filed on September 27, 2002

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 15 to the Registration Statement, filed on April 25, 1996. Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 15 to the Registration Statement, filed on April 25, 1996.

(10)(a)	Revised Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement, filed on September 27, 2002.

(10)(b)	Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 24 to the Registration Statement, filed on September 27, 2002.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 24 to the Registration Statement, filed on September 27, 2002.

(11)(a)	Opinion of Counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 15 to the Registration Statement, filed on April 25, 1996.

(11)(b)	Consent of Counsel.*

(12)(a)	Opinion and consent of counsel regarding tax matters for Dreyfus Premier Aggressive Growth Fund, a series of Dreyfus Premier Equity Funds, Inc.**

(12)(b)	Opinion and consent of counsel regarding tax matters for Dreyfus Aggressive Growth Fund, a series of Dreyfus Growth and Value Funds, Inc.**

(13)	Not Applicable.

(14)(a)	Consent of Independent Auditors.*

(15)	Not Applicable.

(16)	Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on April 25, 2000 and Post Effective Amendment No. 23 to the Registration Statement, filed on April 26, 2002.

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus and Statement of Additional Information dated May 1, 2003 is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed April 29, 2003.

(17)(c)	Dreyfus Aggressive Growth Fund's Prospectus and Statement of Additional Information dated January 1, 2002 are incorporated by reference to Post-Effective Amendment No. 51 to Dreyfus Growth and Value Funds, Inc.'s Registration Statement on Form N-1A, filed December 26, 2002.

(17)(d)	Dreyfus Premier Aggressive Growth Fund's Prospectus and Statement of Additional Information dated February 1, 2003 are incorporated by reference to Post-Effective Amendment No. 73 to Dreyfus Premier Equity Funds, Inc.'s Registration Statement on Form N-1A, filed January 28, 2003.

_____________
*         Filed previously.
**       Filed herein.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 29th day of July, 2003.

DREYFUS PREMIER NEW LEADERS FUND, INC. (Registrant) By: /s/Stephen E. Canter* Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	July 29, 2003

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	July 29, 2003

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	July 29, 2003

/s/David W. Burke* David W. Burke	Director	July 29, 2003

/s/ Hodding Carter, III* Hodding Carter, III	Director	July 29, 2003

/s/ Ehud Houminer* Ehud Houminer	Director	July 29, 2003

/s/Richard C. Leone* Richard C. Leone	Director	July 29, 2003

/s/ Hans C. Mautner* Hans C. Mautner	Director	July 29, 2003

s/Robin A. Pringle* Robin A. Pringle	Director	July 29, 2003

/s/John E. Zuccotti* John E. Zuccotti	Director	July 29, 2003

*BY:  /s/ John B. Hammalian
         John B. Hammalian
         Attorney-in-Fact

Exhibit Index

(12)(a)	Opinion and consent of counsel regarding tax matters for Dreyfus Premier Aggressive Growth Fund, a series of Dreyfus Premier Equity Funds, Inc.

(12)(b)	Opinion and consent of counsel regarding tax matters for Dreyfus Aggressive Growth Fund, a series of Dreyfus Growth and Value Funds, Inc.